Filed electronically with the Securities and Exchange Commission on
                                 July 14, 2000

                                                                File No. 2-57139
                                                               File No. 811-2671

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /_/

                          Pre-Effective Amendment _____                      /_/
                         Post-Effective Amendment No. 43                     /X/
                                                      --
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /_/

                                Amendment No. 34                             /X/
                                              --


                             Scudder Municipal Trust
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                             -----------------------
                        Boston, Massachusetts 02110-4103
                        --------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2572
                                                           --------------

                                  John Millette
                                  -------------
                        Scudder Kemper Investments, Inc.
                        --------------------------------
                             Two International Place
                             -----------------------
                        Boston, Massachusetts 02110-4103
                        --------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/_/  Immediately upon filing pursuant to paragraph (b)
/_/  60 days after filing pursuant to paragraph (a) (1)
/_/  75 days after filing pursuant to paragraph (a) (2)
/X/  On July 14, 2000 pursuant to paragraph (b)
/_/  On ___________ pursuant to paragraph (a) (1)
/_/  On ___________ pursuant to paragraph (a) (2) of Rule 485.

     If Appropriate, check the following box:
/_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A of this Post-Effective Amendment No.43 to the Registration Statement is incorporated by reference in its entirety to the Scudder Managed Municipal Bond's Post-Effective Amendment No. 39 on Form N-1A filed on September 29, 1999.

Part B of this Post-Effective Amendment No.43 to the Registration Statement is incorporated by reference in its entirety to the Scudder Managed Municipal Bond's Post-Effective Amendment No. 39 on Form N-1A filed on September 29, 1999, the Annual Report to Shareholders of Scudder Managed Municipal Bonds dated May 31, 1999 and filed on Form N-30D on July 26, 1999, the Semi-Annual Report to Shareholders of Scudder Managed Municipal Bonds dated November 30, 1999 and filed on Form N-30D on February 1, 2000, and the supplement to the Statement of Additional Information filed on May 1, 2000.

                                                                         SCUDDER
                                                                 INVESTMENTS(SM)
                                                                          [LOGO]

Scudder Managed Municipal Bonds

Supplement to Prospectus Dated October 1, 1999

On or about July 31, 2000, Scudder Managed Municipal Bonds will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. In addition, as of July 31, 2000, all existing shares of the fund will be redesignated as Class S shares of the fund. Shares of Class AARP will be especially designed for members of AARP.

For your convenience, this supplement has been divided into two parts. Part I provides information relating to important changes to the fund generally. Part II provides information relating specifically to Class AARP. As always, you should refer to the prospectus for general information about the fund, including its investment approach, risks, and portfolio managers, and for additional information relating to Class S, such as its purchase, redemption and exchange procedures.

PART I -- General Information about the Fund

Effective on or about July 31, 2000, Scudder Managed Municipal Bonds seeks income exempt from regular federal income tax while actively seeking to reduce downside risk as compared with other tax-free income funds. The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including
(i) typically maintaining a high level of portfolio quality, (ii) keeping the fund's duration generally shorter than comparable mutual funds, and (iii) primarily focusing on premium coupon bonds, which have lower volatility in down markets than bonds selling at a discount. In addition, Scudder Managed Municipal Bonds will not invest in securities issued by tobacco-producing companies.

On July 13, 2000, shareholders of the fund elected the following people to the fund's Board: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Joan E. Spero, Jean Gleason Stromberg, Jean C. Tempel and Steven Zaleznick.

The Fund's Track Record

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart and table look at fund performance two different ways: year by year and over time.

The bar chart shows how the returns of the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns of the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

        '90        6.77
        '91       12.23
        '92        8.98
        '93       13.32
        '94       -6.04
        '95       17.12
        '96        4.15
        '97        9.29
        '98        6.23
        '99       -1.96


2000 Total Return as of June 30: 3.80%
Best Quarter: 6.69%, Q1 1995      Worst Quarter: -6.17%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                         1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Fund -- Class S*          -1.96                6.78                 6.80
--------------------------------------------------------------------------------
Index                     -2.06                6.91                 6.89
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.

* Performance for Class AARP shares is not provided because this class does not have a full calendar year of performance.

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)                    None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                                          0.49%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                 None
--------------------------------------------------------------------------------
Other Expenses*                                                         0.15%
                                                                     -----------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         0.64%
--------------------------------------------------------------------------------

*    Includes a fixed rate administrative fee of 0.15%.

The fees and expenses for Class S of the fund are being restated to reflect the implementation of a new administrative fee and a new investment management fee. These new fees will become effective on or about July 31, 2000.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example is designed to help you compare this fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

      1 Year            3 Years           5 Years              10 Years
--------------------------------------------------------------------------------
       $65                $205              $357                 $798
--------------------------------------------------------------------------------

Management Fee

On or about July 31, 2000, Scudder Managed Municipal Bonds will implement a new investment management agreement which has the following fee rates set forth below.

Average daily net assets                                 Fee rate
--------------------------------------------------------------------------------
first $2 billion                                          0.490%
--------------------------------------------------------------------------------
next $1 billion                                           0.465%
--------------------------------------------------------------------------------
over $3 billion                                           0.440%
--------------------------------------------------------------------------------

Financial Highlights -- Class S

--------------------------------------------------------------------------------
                        1999(a) 1999(b) 1998(c) 1997(c) 1996(c)  1995(c) 1994(c)
--------------------------------------------------------------------------------
Net asset value,
beginning of period    $ 8.98   $ 9.18   $ 9.13  $ 8.84  $ 8.94  $ 8.07  $ 9.09
                       ---------------------------------------------------------
--------------------------------------------------------------------------------
Income from investment
operations:
--------------------------------------------------------------------------------
  Net investment
  income                 .23      .19      .45     .46     .45     .48     .46
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain
  (loss) on investment
  transactions          (.33)    (.20)     .10     .34    (.10)    .87   (1.00)
                       ---------------------------------------------------------
--------------------------------------------------------------------------------
  Total from
  investment operations (.10)    (.01)     .55     .80     .35    1.35    (.54)
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
  Net investment income (.23)    (.19)    (.45)   (.46)   (.45)   (.48)   (.46)
--------------------------------------------------------------------------------
  Net realized gains
  on investment
  transactions          (.04)      --     (.05)   (.05)     --      --    (.02)
                       ---------------------------------------------------------
--------------------------------------------------------------------------------
  Total distributions   (.27)    (.19)    (.50)   (.51)   (.45)   (.48)   (.48)
--------------------------------------------------------------------------------
Net asset value, end
of period             $ 8.61   $ 8.98   $ 9.18  $ 9.13  $ 8.84  $ 8.94  $ 8.07
                       ---------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (%)       (1.20)**  (.17)**  6.23    9.29    4.15   17.12   (6.04)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of
period ($ millions)      707      713      737     728     737     775     709
--------------------------------------------------------------------------------
Ratio of expenses
before expense
reductions (%)          .63*      .64*     .62     .64     .63     .63     .63
--------------------------------------------------------------------------------
Ratio of expenses
after expense
reductions (%)          .63*      .64*      62     .64     .63     .63     .63
--------------------------------------------------------------------------------
Ratio of net
investment income (%)  5.15*     4.92*    4.96    5.12    5.20    5.59    5.41
--------------------------------------------------------------------------------
Portfolio turnover
rate (%)               55.2*     13.8*     8.6     9.8    12.2    17.8    33.7
--------------------------------------------------------------------------------

(a)  For the six months ended November 30, 1999 (Unaudited).

(b) For the five months ended May 31, 1999. On August 10, 1998 the Board of Trustees of the Trust changed the fiscal year end from December 31 to May 31.

(c)  Years ended December 31.

*    Annualized

**   Not annualized

How The Fund Calculates Share Price

For each share class of the fund, the share price is the net asset value per share, or NAV. To calculate NAV, each share class of the fund uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------  = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

Other Rights We Reserve

You should be aware that we may, for Class AARP and Class S shareholders, close your account and send you the proceeds if your balance falls below $1,000; for Class S shareholders, charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance).

PART II -- Specific Information about Class AARP

The remainder of this supplement provides specific information regarding the important features and policies of Class AARP of the fund. Please remember to review the fund's prospectus for additional information about the fund.

Class AARP

Class AARP of Scudder Managed Municipal Bonds will be offered beginning on or about July 31, 2000. In addition, Class AARP of each other fund in the Scudder Family of Funds is expected to be available no later than October 2, 2000.

Scudder Kemper has agreed to pay a fee to AARP and/or its affiliates in return for advice and other services relating to investments by AARP members in AARP Class shares of a fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by Scudder Kemper. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter.

Past Performance

As Class AARP does not have a full calendar year of performance, no past performance information is provided. However, the bar chart and table in the fund's prospectus show how the total returns for the fund's Class S have varied from year to year, and over time. Shares of the fund's Class AARP would have substantially similar returns to Class S because the shares represent an interest in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

How to Buy, Sell or Exchange Class AARP Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

--------------------------------------------------------------------------------
Class AARP         First investment                Additional investments
--------------------------------------------------------------------------------
                   $1,000 or more for regular      $50 or more if you use an
                   accounts                        Automatic Investment Plan
                   $500 or more for IRAs
--------------------------------------------------------------------------------
By mail            o For enrollment forms, call    Send a personalized
                     1-800-253-2277                investment slip or short
                   o Fill out and sign an          note that includes:
                     enrollment form               o fund name
                   o Send it to us at the          o account number
                     appropriate address, along    o check payable to "The AARP
                     with an investment check        Investment Program"
--------------------------------------------------------------------------------
By wire            o Call 1-800-253-2277 for       o Call 1-800-253-2277 for
                     instructions                    instructions
--------------------------------------------------------------------------------
By phone           --                              o Call 1-800-253-2277 for
                                                     instructions
--------------------------------------------------------------------------------
With an automatic  o Fill in the information       o To set up regular
investment plan      required on your enrollment     investments from a bank
                     form and include a voided       checking account, call
                     check                           1-800-253-2277
--------------------------------------------------------------------------------
Payroll            o Select either of these        o Once you specify a dollar
Deduction            options on your enrollment      amount (minimum $50),
or Direct            form and submit it. You will    investments are automatic.
Deposit              receive further instructions
                     by mail.
--------------------------------------------------------------------------------
Using QuickBuy     --                              o Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet    o Go to "Services and Forms--   o Call 1-800-253-2277 to
                     How to Open an Account" at      ensure you have electronic
                     aarp.scudder.com                services
                   o Print out a prospectus and    o Register at
                     an enrollment form              aarp.scudder.com
                   o Complete and return the       o Follow the instructions
                     enrollment form with your       for buying shares with
                     check                           money from your bank
                                                     account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON] Regular mail:
       The AARP Investment Program, PO Box 2540, Boston, MA
       02208-2540

       Express, registered or certified mail:
       The AARP Investment Program, 66 Brooks Drive, Braintree, MA
       02184-3839

       Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
Class AARP         Exchanging into another fund    Selling shares
--------------------------------------------------------------------------------
                   $1,000 or more to open a new    Some transactions, including
                   account ($500 for IRAs)         most for over $100,000, can
                                                   only be ordered in writing;
                                                   if you're in doubt, see page
                                                   31 of the prospectus
--------------------------------------------------------------------------------
By phone           o Call 1-800-253-2277 for       o Call 1-800-253-2277 for
                     instructions                    instructions
--------------------------------------------------------------------------------
Using Easy-Access  o Call 1-800- 631-4636 and      o Call 1-800-631-4636 and
Line                 follow the instructions         follow the instructions
--------------------------------------------------------------------------------
By mail or fax     Your instructions should        Your instructions should
(see previous      include:                        include:
page)              o your account number           o your account number
                   o names of the funds, class     o name of the fund, class
                     and number of shares or         and number of shares or
                     dollar amount you want to       dollar amount you want to
                     exchange                        redeem
--------------------------------------------------------------------------------
With an automatic  --                              o To set up regular cash
withdrawal plan                                      payments from an account,
                                                     call 1-800-253-2277
--------------------------------------------------------------------------------
Using QuickSell    --                              o Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet    o Register at aarp.scudder.com  --
                   o Follow the instructions for
                     making on-line exchanges
--------------------------------------------------------------------------------


Services For AARP Class Investors
--------------------------------------------------------------------------------
To reach us:      o  Web site aarp.scudder.com
                  o  Program representatives 1-800-253-2277, M-F, 8 a.m. - 8
                     p.m. EST
                  o  Confidential fax line 1-800-821-6234, always open
                  o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST

Services for      o  AARP Lump Sum Service For planning and setting up a lump
participants:        sum distribution.
                   o AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs.
                   o AARP Goal Setting and Asset Allocation Service For
                     allocating assets and measuring investment progress.
                   o For more information, please call 1-800-253-2277.
--------------------------------------------------------------------------------
July 14, 2000

                         SCUDDER MANAGED MUNICIPAL BONDS


                     SUPPLEMENT TO THE COMBINED STATEMENT OF
                  ADDITIONAL INFORMATION DATED OCTOBER 1, 1999

                           --------------------------


         On or about July 31, 2000, Scudder Managed Municipal Bonds will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. In addition, as of the date noted above, all existing shares of the fund will be redesignated as Class S shares of the fund. Shares of Class AARP will be especially designed for members of AARP.


Effective July 31, 2000, the following disclosure replaces the paragraph under General Investment Objectives and Policies of Scudder Managed Municipal Bonds on page 3 of the Statement of Additional Information:

         Scudder Managed Municipal Bonds, a diversified series of Scudder Municipal Trust, will modify its investment objective to seek income exempt from regular federal income tax while actively seeking to reduce downside risk as compared with other tax-free income funds. Scudder Managed Municipal Bonds will not invest in securities issued by tobacco-producing companies.

The following information supplements the cover page:


         The unaudited Semiannual Report to Shareholders of Scudder Managed Municipal Bonds dated June 30, 2000 is incorporated by reference and hereby deemed to be part of this Statement of Additional Information.

The following disclosure supplements the disclosure regarding "Additional Information About Opening an Account" on page 19:

The following supplements "General Investment Objectives and Policies of Scudder Managed Municipal Bonds" on page 3:

Effective on or about July 31, 2000, Scudder Managed Municipal Bonds seeks income exempt from regular federal income tax while actively seeking to reduce downside risk as compared with other tax-free income funds. The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including
(i) typically maintaining a high level of portfolio quality, (ii) keeping the fund's duration generally shorter than comparable mutual funds, and (iii) primarily focusing on premium coupon bonds, which have lower volatility in down markets than bonds selling at a discount. In addition, Scudder Managed Municipal Bonds will not invest in securities issued by tobacco-producing companies.


Additional Information About Opening an Account - for Scudder Managed Municipal Bonds


         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and members of their immediate families, members of the NASD, and banks may open an account by wire. Investors interested in investing in Class S must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for Class S and $1,000 for Class AARP), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund name, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in the Class AARP should call 1-800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 for Class S under certain plan accounts and is $1,000 for Class AARP.

The following disclosure supplements the disclosure regarding "Minimum balances" on page 19:


Minimum balances - for Scudder Managed Municipal Bonds


         Shareholders should maintain a share balance worth at least $2,500 for Class S and $1,000 for Class AARP. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act and Uniform Trust to Minor Act accounts, the minimum balance is $1000 for Class S and $500 for Class AARP. These amounts may be changed by the Fund's Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for Class AARP and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

         o for Class S, assess an annual $10 per Fund charge (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and


         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.


         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.


The following disclosure supplements the disclosure regarding "Additional Information About Making Subsequent Investments by QuickBuy" on page 20:


Additional Information About Making Subsequent Investments by QuickBuy - for Scudder Managed Municipal Bonds


         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.


         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.


         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Fund does not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Investors interested in making subsequent investments in Class AARP of the Fund should call 1-800-253-2277 for further instruction.

The following information supplements the disclosure on page 21 of the SAI relating to "Share Price," "Share Certificates" and "Other Information":


Share Price - for Scudder Managed Municipal Bonds


         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.


         There is no sales charge in connection with the purchase of shares of any class of the Fund.

Share Certificates - for Scudder Managed Municipal Bonds


         Due to the desire of the Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

         All issued and outstanding shares of what were formerly AARP Funds that were subsequently reorganized into existing Scudder Funds were simultaneously cancelled on the books of the AARP Funds. Share certificates representing interests in shares of the relevant AARP Fund will represent a number of shares of Class AARP of the relevant Scudder Fund into which the AARP Fund was reorganized. Class AARP shares of each fund will not issue certificates representing shares in connection with the reorganization.


Other Information - for Scudder Managed Municipal Bonds


         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.





         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.


         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.


The following disclosure supplements the disclosure regarding "Exchanges" on page 21:


Exchanges - for Scudder Managed Municipal Bonds


         Exchanges are comprised of a redemption from one Scudder Fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other Fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new Fund account must be for a minimum of $2,500 for Class S and $1,000 for Class AARP. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more for Class S. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.


         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.


         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund, at current net asset value, through Scudder's Systematic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Systematic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder Fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder Fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163 (Class S) or 1-800-253-2277 (Class AARP).


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.



The following disclosure supplements the disclosure regarding "Redemptions" on page 22:


Redemption By Telephone - for Scudder Managed Municipal Bonds

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.


         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Fund employs procedure, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


         Redemption requests by telephone (technically a repurchase agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell - for Scudder Managed Municipal Bonds

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.


         The Fund employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by Mail or Fax - for Scudder Managed Municipal Bonds

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.


The following disclosure supplements the disclosure regarding "Internet access" on page 25 and applies to each class of Scudder Managed Municipal Bonds except as noted:


Internet access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for the AARP class of shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view Fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on Funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.


         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.


         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.


The following information supplements the disclosure on page 26 regarding "Dividends and Capital Gains Distribution Options":


Dividends and Capital Gains Distribution Options - for Scudder Managed Municipal Bonds


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for

Class S and 1-800-253-2277 for Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.


         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of the Fund.


         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct
Distributions  Program.  Shareholders  who elect to  participate  in the  Direct
Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

The following information supplements the information regarding "Automatic Withdrawal Plan" for Scudder Managed Municipal Bonds on page 30:

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all Shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.

The following information supplements the information regarding "Automatic Investment Plan" on page 30:

         Shareholders may arrange to make periodic investments in Class S shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for Class S shares.

         Shareholders may arrange to make periodic investments in Class AARP of the Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $50. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act

(UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open the Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any Class AARP for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.


         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.


The  following   information   replaces  the  information   under   "Performance
Information" on page 32:

         Average Annual Total Return for periods ended November 30, 1999

                                                      One       Five        Ten
                                                     Year       Years      Years

Scudder Managed Municipal Bonds - Class S           -0.96%      7.49%      6.95%

* Scudder Managed Municipal Bonds has changed its fiscal year end from December 31 to May 31. For the abbreviated fiscal period beginning January 1, 1999 through May 31, 1999, the Fund posted a total return of -0.17%. Over the twelve months ended May 31, the Fund's total return was 4.04%.

            Cumulative Total Return for periods ended November 30, 1999

                                                     One        Five        Ten
                                                    Year        Years      Years

Scudder Managed Municipal Bonds - Class S          -.096%      43.51%     95.73%

The following information supplements the first paragraph of "Organization of the Fund" on page 36:

         Scudder Managed Municipal Bonds is further divided into two classes of shares, Class AARP and Class S shares.


The following information replaces the information in the fifth and sixth complete paragraphs on page 38:


         Upon consummation of the transaction between Zurich and B.A.T, the Funds' existing investment management agreements with Scudder Kemper were deemed to have been assigned and, therefore, terminated. The Board approved new investment management agreements (the "Agreements") with Scudder Kemper, which are substantially identical to the prior investment management agreements, except for the date of execution and termination. The agreements became effective September 7, 1998, upon the termination of the then current investment management agreements and were approved at a shareholder meeting held on December 15, 1998. A new agreement for Scudder Managed Municipal Bonds was approved by the Board on February 7, 2000 which becomes effective on or about July 31, 2000.

         The Agreements dated September 7, 1998 for all funds except Scudder Managed Municipal Bonds were approved by the Trustees on August 6, 1998. The Agreements continued in effect until September 30, 1999 (September 30, 2001 for Scudder Managed Municipal Bonds) at which time they were re-approved by the Trustees. The Agreements will continue from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Funds. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' notice and automatically terminates in the event of its assignment.


The following information replaces the information in the seventh complete paragraphs on page 38:


         For Scudder Kemper's services, the Scudder Managed Municipal Bonds pays Scudder Kemper a fee equal to 0.490% of average daily net assets on such assets up to $2 billion, 0.465% of average daily net assets on such assets exceeding $2 billion, and 0.440% of average daily net assets on such assets exceeding $3 billion. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

The  following   information   replaces  the  information   regarding  "Personal
Investments by Employees of the Adviser" on page 41:


Code of Ethics


         The Funds, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

         The following information replaces the information regarding "Trustees and Officers" on page 41:

                TRUSTEES AND OFFICERS OF SCUDDER MUNICIPAL TRUST

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

Henry P. Becton, Jr. (56)         Trustee                 President and General Manager, WGBH             --
WGBH                                                      Educational Foundation
125 Western Avenue
Allston, MA 02134

Linda C. Coughlin (48)+*          Trustee                 Managing Director of Scudder Kemper     Senior Vice President
                                                          Investments, Inc.


Dawn-Marie Driscoll (53)          Trustee                 Executive Fellow, Center for Business           --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates (consulting firm)


Edgar R. Fiedler (70)             Trustee                 Senior Fellow and Economic Counselor,           --
50023 Brogden                                             The Conference Board, Inc.
Chapel Hill, NC

Keith R. Fox (45)                 Trustee                 Private Equity Investor, President,             --
10 East 53rd Street                                       Exeter Capital Management Corporation
New York, NY  10022

Joan E. Spero (55)                Trustee                 President, Doris Duke Charitable                --
Doris Duke Charitable Foundation                          Foundation; Department of State -
650 Fifth Avenue                                          Undersecretary of State for Economic,
New York, NY  10128                                       Business and Agricultural Affairs
                                                          (March 1993 to January 1997)

Jean Gleason Stromberg (56)       Trustee                 Consultant; Director, Financial                 --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);
                                                          Partner, Fulbright & Jaworski Law
                                                          Firm (1978-1996)


Jean C. Tempel (56)               Trustee                 Managing Director, First Light Capital          --
One Boston Place
23rd Floor
Boston, MA 02108


Steven Zaleznick (45)*            Trustee                 President and CEO, AARP Services, Inc.          --
(address)

Ann M. McCreary (43) #            Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

                                       11

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

John R. Hebble (42)+              Treasurer               Senior Vice President of Scudder        Assistant Treasurer
                                                          Kemper Investments, Inc.

Caroline Pearson (38)+            Assistant Secretary     Senior Vice President of Scudder        Clerk
                                                          Kemper Investments, Inc.; Associate,
                                                          Dechert Price & Rhoads (law firm)
                                                          1989 - 1997

John Millette (37)+               Vice President and      Vice President of Scudder Kemper                --
                                  Secretary               Investments, Inc.


* Ms. Coughlin and Mr. Zaleznick are considered by the Fund and its counsel to be "interested persons" of the Adviser or of the Trust as defined in the 1940 Act.

**       Unless  otherwise   stated,   all  officers  and  directors  have  been
         associated with their respective companies for more than five years, but not necessarily in the same capacity.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154
##       Address:  101 California Street, Suite 4100, San Francisco, CA  94111


         The Trustees and officers of the Trust also serve in similar capacities with respect to other Scudder Funds. The newly-constituted Board may determine to change its compensation structure.


         As of June 15, 2000, all Trustees and Officers of the fund, as a group, owned beneficially (as that term is defined in Section 13 (d) of The Securities and Exchange Act of 1934) less than 1% of the outstanding shares.

         Certain accounts for which Scudder Kemper acts as investment adviser owned 8,988,416 shares in the aggregate, or 11.37% of the outstanding shares of as of the fund. Scudder Kemper may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of the fund.


The following  information  regarding the "Administrative  Fee" is added on page
46:


Administrative Fee


         The Fund has entered into an administrative services agreement with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by the Fund (other than those provided by Scudder Kemper under its investment management agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.15% of its average daily net assets. One effect of these arrangements is to make the Fund's future expense ratio more predictable. The Administrative Fee will become effective on or about July 31, 2000.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Fund pursuant to separate agreements with the Fund. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Fund and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Fund. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman holds the portfolio securities of the Fund, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Fund and provides other audit, tax, and related services. Willkie Farr and Gallagher acts as general counsel for the Fund. In addition to the fees they pay under the investment management agreements with Scudder Kemper, the Fund pays the fees and expenses associated with these service arrangements, as well as the Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to the Fund and will pay other Fund expenses, including insurance, registration, printing and postage fees. In return, the Fund will pay Scudder Kemper an Administrative Fee.

         The Administration Agreement has an initial term of three years, subject to earlier termination by the Fund's Board. The fee payable by the Fund to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

         Certain expenses of the Fund will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, the Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.



July 14, 2000

                             SCUDDER MUNICIPAL TRUST
                         Scudder Managed Municipal Bonds


                             PART C. OTHER INFORMATION

Item 23.      Exhibits.
--------      ---------
                    (a)           (1)       Amended and Restated Declaration of Trust, dated December 8, 1987, is incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.

                                  (2)       Amendment to Amended and Restated Declaration of Trust, dated December 11,
                                            1990, is incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.

                                  (3)       Instrument, dated October 29, 1986, Establishing and Designating an
                                            Additional Series of Shares is incorporated by reference to Post-Effective
                                            Amendment No. 33 to the Registration Statement.

                                  (4)       Establishment and Designation of Series dated November 6, 1987, is incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.

                                  (5)       Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $0.01 par value, with respect to Scudder High Yield Tax Free Fund (Class A
                                            Shares, Class B Shares, Class C Shares and Class S Shares), dated February
                                            8, 2000 is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

                                  (6)       Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $0.01 par value, Class S and Class AARP with respect to Scudder Managed
                                            Municipal Bonds, dated April 11, 2000 is incorporated by reference to
                                            Post-Effective Amendment No. 42 to the Registration Statement.

                                  (7)       Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $0.01 par value, Class A Shares, Class B Shares, Class C Shares, Class S
                                            Shares and Class AARP Shares with respect to Scudder High Yield Tax Free
                                            Fund, dated April 11, 2000 is filed herein.

                    (b)           (1)       By-laws of the Registrant, dated September 24, 1976 as amended through
                                            December 31, 1979, is incorporated by reference to Post-Effective Amendment
                                            No. 33 to the Registration Statement.

                                  (2)       Amendment to the By-laws of the Registrant as amended through December 8,
                                            1987, is incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.

                                  (3)       Amendment to the By-laws of Registrant, dated August 13, 1991, is incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.

                                  (4)       Amendment to the By-laws of Registrant, dated December 10, 1991, is incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.

                    (c)                     Inapplicable.

                    (d)           (1)       Investment Management Agreement between the Registrant (on behalf of Scudder
                                            Managed Municipal Bonds) and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998, is incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement.

                                  (2)       Investment Management Agreement between the Registrant (on behalf of Scudder
                                            High Yield Tax Free Fund) and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998, is incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement.

                                  (3)       Form of Investment Management Agreement between the Registrant (on behalf of
                                            Scudder Managed Municipal Bonds) and Scudder Kemper Investments, Inc., dated
                                            July 31, 2000, is filed herein.

                    (e)           (1)       Underwriting Agreement between the Registrant and Scudder Investor Services,
                                            Inc., dated September 7, 1998, is incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement.

                                  (2)       Underwriting Agreement between the Registrant and Kemper Distributors, Inc., dated May 1, 2000, is incorporated by reference to Post-Effective Amendment
                                            No. 41 to the Registration Statement.

                                  (3)       Underwriting Agreement between the Registrant and Scudder Investor Services,
                                            Inc. dated May 8, 2000 is filed herein.

                    (f)                     Inapplicable.

                    (g)           (1)       Custodian Contract between the Registrant and State Street Bank and Trust
                                            Company, dated March 17, 1980, is incorporated by reference to
                                            Post-Effective Amendment No. 33 to the Registration Statement.

                                  (2)       Fee schedule for Exhibit (g)(1) is incorporated by reference to
                                            Post-Effective Amendment No. 33 to the Registration Statement.

                                  (3)       Amendment No. 1 to the Custodian Contract between the Registrant and State
                                            Street Bank and Trust Company, dated March 17, 1980, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                                  (4)       Amendment to the Custodian Contract between the Registrant and State Street
                                            Bank and Trust Company, dated August 9, 1988, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                                  (5)       Amendment to the Custodian Contract between the Registrant and State Street
                                            Bank and Trust Company, dated December 11, 1990, isincorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                                  (6)       Subcustodian Agreement and Fee Schedule between State Street Bank and Trust
                                            Company and The Bank of New York, London office, dated December 31, 1978, is incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.

                                       2

                                  (7)       Subcustodian Agreement between Irving Trust Company and State Street Bank, dated November 30, 1987, is incorporated by reference to Post-Effective
                                            Amendment No. 33 to the Registration Statement.

                                  (9)       Subcustodian Agreement between State Street Bank and Trust Company and
                                            Morgan Guaranty Trust Company of New York, dated November 25, 1985, is incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.

                                  (10)      Subcustodian Agreement between Chemical Bank and State Street Bank and Trust
                                            Company, dated May 31, 1988, is incorporated by reference to Post-Effective
                                            Amendment No. 33 to the Registration Statement.

                                  (11)      Subcustodian Agreement between and Security Pacific National Bank and Trust
                                            Company (New York) and State Street Bank and Trust Company, dated February
                                            18, 1988, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                                  (12)      Subcustodian Agreement between Bankers Trust Company and State Street Bank and Trust Company, dated August 15, 1989, is incorporated by reference to
                                            Post-Effective Amendment No. 33 to the Registration Statement.

                    (h)           (1)       Transfer Agency, Service Agreement and Fee Schedule between the Registrant and Scudder Service Agreement, dated October 2, 1989, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                                  (2)       Revised Fee Schedule dated October 1, 1996 for Exhibit (h)(1) is incorporated by reference to Post-Effective Amendment No. 32 to the
                                            Registration Statement.

                                  (3)       Fund Accounting Services Agreement between the Registrant (on behalf of
                                            Scudder High Yield Tax Free Fund) and Scudder Fund Accounting Corporation,
                                            dated January 23, 1995, is incorporated by reference to Post-Effective
                                            Amendment No. 29 to the Registration Statement.

                                  (4)       Fund Accounting Services Agreement between the Registrant (on behalf of
                                            Scudder Managed Municipal Bonds) and Scudder Fund Accounting Corporation,
                                            dated February 9, 1995, is incorporated by reference to Post-Effective
                                            Amendment No. 29 to the Registration Statement.

                                  (5)       Administrative Services Agreement between Scudder High Yield Tax Free Fund and Kemper Distributors, Inc., dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

                                  (6)       Agency Agreement between the Registrant (on behalf of Scudder High Yield Tax
                                            Free Fund) and Kemper Service Company, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

                                  (7)       Fund Accounting Agreement between Scudder High Yield Tax Free Fund and
                                            Scudder Fund Accounting Corporation, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

                                       3

                                  (8)       Form of Administrative Agreement between the Registrant on behalf of Scudder
                                            Municipal Trust and Scudder Kemper Investments, Inc. dated July 31, 2000 is filed herein.

                    (i)                     Opinion and Consent of Counsel is filed herein.

                    (j)                     Consent of Independent Accountants is filed herein.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                    (m)                     Rule 12b-1 Plan for Class B and Class C Shares of Scudder High Yield Tax
                                            Free Fund, dated May 1, 2000, is incorporated by reference to Post-Effective
                                            Amendment No. 41 to the Registration Statement.

                   (n)(1)                   Mutual Funds Multi-Distribution System Plan Pursuant to Rule 18f-3 is
                                            incorporated by reference to Post-Effective Amendment No. 41 to the
                                            Registration Statement.

                   (n)(2)                   Plan with respect to Scudder Managed Municipal Bonds pursuant to Rule 18f-3 is filed herein.

                   (n)(3)                   Amended and Restated Plan with respect to Scudder Municipal Bonds pursuant to Rule 18f-3 is filed herein.

                   (n)(4)                   Plan with respect to Scudder High Yield Tax Free Fund pursuant to Rule 18f-3 is filed herein.


                    (p)           (1)       Code of Ethics of Scudder Kemper Investments, Inc., Scudder Investor Services,
                                            Inc. and Kemper Distributors, Inc. is incorporated by reference to
                                            Post-Effective Amendment No. 41 to the Registration Statement.

                                  (2)       Code of Ethics of Scudder Municipal Trust is filed herein.


Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                         (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series
                  thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other
                  disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the
                           settlement or other disposition; or

                                    (B) based upon a review of readily available
                           facts (as opposed to a full trial-type inquiry) by
                           (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                           (c) The rights of indemnification herein provided may
                  be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d) Expenses of preparation and presentation of a
                  defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.


                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------
Stephen R. Beckwith        Treasurer, Scudder Kemper Investments, Inc.**
                           Director, Kemper Service Company
                           Director, Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director and Treasurer, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**


                                       6

                           Director and Chairman, Scudder Threadneedle International Ltd.
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and President, Scudder Realty Holdings Corporation *
                           Director, Scudder, Stevens & Clark Overseas Corporation o
                           Director and Treasurer, Zurich Investment Management, Inc. xx
                           Director and Treasurer, Zurich Kemper Investments, Inc.
                           Director, Kemper Distributors, Inc.

Lynn S. Birdsong           Director, Vice President and Chief Investment Officer, Scudder Kemper Investments,
                                 Inc.**
                           Director and Chairman, Scudder Investments (Luxembourg) S.A.#
                           Director, Scudder Investments (U.K.) Ltd.. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. +
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd. +++
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. +

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company xxx

Nicholas Bratt             Director, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder, Stevens & Clark Corporation **
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, Chairman of the Board, Zurich Holding Company of America xxx
                           Director, ZKI Holding Corporation xx

Harold D. Kahn             Chief Financial Officer, Scudder Kemper Investments, Inc.**

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Vice President, Chief Legal Officer and Secretary, Kemper Distributors, Inc.
                           Director and Secretary, Kemper Service Company
                           Director, Senior Vice President, Chief Legal Officer & Assistant Clerk, Scudder
                                 Investor Services, Inc.

                                       7

                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director and Secretary, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. @@
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial
                                 Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd. @
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. +
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. @@
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.
                           Director, Scudder Investments Japan, Inc. +
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings Ltd.


         *        Two International Place, Boston, MA
         @@       333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         +++      Grand Cayman, Cayman Islands, British West Indies
         o        20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         xxx      Zurich Towers, 1400 American Ln., Schaumburg, IL
         @        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
         oo       One South Place, 5th Floor, London EC2M 2ZS England
         ooo      One Exchange Square, 29th Floor, Hong Kong
         +        Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku,
                  Tokyo 105-0001
         x        Level 3, Five Blue Street, North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          ----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.


         (1)                               (2)                                     (3)
         Scudder Investor Services, Inc.   Position and Offices with               Positions and
         Name and Principal                Scudder Investor Services, Inc.         Offices with Registrant
         Business Address                  -------------------------------         -----------------------
         ----------------
         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      Trustee and President
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

                                       9

         Scudder Investor Services, Inc.   Position and Offices with               Positions and
         Name and Principal                Scudder Investor Services, Inc.         Offices with Registrant
         Business Address                  -------------------------------         -----------------------
         ----------------

         John R. Hebble                    Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA  02110

         James J. McGovern                 Chief Financial Officer and Treasurer   None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA  02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  None
         345 Park Avenue                   Legal Officer and Assistant Clerk
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage              Other
                 Underwriter             Commissions       And Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------
               Scudder Investor              None                None                None               None
                Services, Inc.

         (d)

         Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (e)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         -----                             -------------------------               -----------------------
         James L. Greenawalt               President                               None

         Linda C. Coughlin                 Director and Vice Chairman              Trustee and President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Trustee, Vice President and Assistant
                                           Officer and Vice President              Secretary

         James J. McGovern                 Chief Financial Officer and Treasurer   None

         Linda J. Wondrack                 Vice President and Chief Compliance     None
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Managing Director                       None

         Robert A. Rudell                  Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     None

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Mark S. Casady                    Director and Chairman                   None

         Thomas V. Bruns                   Managing Director                       None

         Herbert A. Christiansen           Vice President                          None

         Robert Froehlich                  Managing Director                       None

         C. Perry Moore                    Senior Vice President and Managing      None
                                           Director

         Lorie O'Malley                    Managing Director                       None

         William Glavin                    Managing Director                       None

         Gary Kocher                       Managing Director                       None

         Howard Schneider                  Managing Director                       None

         Johnston Allan Norris             Managing Director and Senior Vice       None
                                           President

         John H. Robinson, Jr.             Managing Director and Senior Vice       None
                                           President

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage            Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------
               Scudder Investor              None                None                None               None
                Services, Inc.

          Kemper Distributors, Inc.          None                None                None               None

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 13th day of July, 2000.

                                                   SCUDDER MUNICIPAL TRUST



                                                   By   /s/ John Millette
                                                       John Millette
                                                       Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      July 13, 2000

/s/ Linda C. Coughlin
--------------------------------------
Linda C. Coughlin*                          Trustee and President (Chief                 July 13, 2000
                                            Executive Officer)
/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      July 13, 2000

/s/ Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler *                          Trustee                                      July 13, 2000

/s/ Keith R. Fox
--------------------------------------
Keith R. Fox*                               Trustee                                      July 13, 2000

/s/ Joan E. Spero
--------------------------------------
Joan E. Spero*                              Trustee                                      July 13, 2000

/s/ Jean Gleason Stromberg
--------------------------------------
Jean Gleason Stromberg *                    Trustee                                      July 13, 2000

/s/ Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      July 13, 2000

/s/ Steven Zaleznick
--------------------------------------
Steven Zaleznick*                           Trustee                                      July 13, 2000


/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Chief Financial Officer)          July 13, 2000

*By:     /s/ John Millette
         -----------------
         John Millette**,
         Secretary

**Attorney-in-fact pursuant to the powers of attorney filed herein.

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Henry P. Becton, Jr.                      5/1/2000
---------------------------------------
Henry P. Becton, Jr.

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Dawn-Marie Driscoll                       5/1/2000
---------------------------------------
Dawn-Marie Driscoll

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Jean Gleason Stromberg                    5/1/2000
---------------------------------------
Jean Gleason Stromberg

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Edgar R. Fiedler                          6/20/2000
---------------------------------------
Edgar R. Fiedler

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Keith R. Fox                              5/1/2000
---------------------------------------
Keith R. Fox

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Jean C. Tempel                            5/1/2000
---------------------------------------
Jean C. Tempel

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Steven Zaleznick                          5/1/2000
---------------------------------------
Steven Zaleznick

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Joan E. Spero                           5/1/2000
---------------------------------------
Joan Edelman Spero

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Linda C. Coughlin                         5/1/2000
---------------------------------------
Linda C. Coughlin

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Henry P. Becton, Jr.
---------------------------------------
Henry P. Becton, Jr.                         Trustee/Director          7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Dawn-Marie Driscoll
---------------------------------------
Dawn-Marie Driscoll                          Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Jean Gleason Stromberg
---------------------------------------
Jean Gleason Stromberg                       Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Edgar R. Fiedler
---------------------------------------
Edgar R. Fiedler                             Trustee/Director         6/20/00

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Keith R. Fox
---------------------------------------
Keith R. Fox                                 Trustee/Director         7/3/00

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Jean C. Tempel
---------------------------------------
Jean C. Tempel                               Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Steven Zaleznick
---------------------------------------
Steven Zaleznick                             Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Joan E. Spero
---------------------------------------
Joan Edelman Spero                           Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Linda C. Coughlin
---------------------------------------
Linda C. Coughlin                            Trustee/Director         7/14/2000

                                                               File No. 2-57139
                                                               File No. 811-2671


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 43
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 34

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                             SCUDDER MUNICIPAL TRUST

                             SCUDDER MUNICIPAL TRUST

                                  EXHIBIT INDEX


                                 Exhibit (a)(7)

                                 Exhibit (d)(3)

                                 Exhibit (e)(3)

                                 Exhibit (h)(8)

                                   Exhibit (i)

                                   Exhibit (j)

                                 Exhibit (n)(2)

                                 Exhibit (n)(3)

                                 Exhibit (n)(4)

                                 Exhibit (p)(2)